Goodwill and Inatangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Inatangible Assets [Abstract]
Schedule of Composition and Movements	Composition and movements
	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2024	12,908	-	100	8,030	6,234	8,550	35,822
Deconsolidation of Jeffs’ Brands (see section B below)	-	-	-	(8,030)	-	(563)	(8,593)
Currency translation	(10)	-	-	-	-	-	(10)
Impairment loss (see section C below)	-	-	-	-	-	(2,919)	(2,919)
Balance as of December 31, 2024	12,898	-	100	-	6,234	5,068	24,300
Accumulated Amortization:
Balance as of January 1, 2024	(4,866)	-	-	(1,987)	(1,633)	-	(8,486)
Deconsolidation of Jeffs’ Brands (see note 4E))	-	-	-	2,061	-	-	2,061
Additions	(2,031)	-	(100)	(74)	(893)	-	(3,098)
Currency translation	(7)	-				-	(7)
Balance as of December 31, 2024	(6,904)	-	(100)		(2,526)	-	(9,531)
Intangible assets, net, as of December 31, 2024	5,994	-	-	-	3,708	5,068	14,770

	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2023	12,921	1,366	75	6,039	6,234	9,068	35,703
Additions (see section B below)	-	-	25	1,991	-	-	2,016
Currency translation	(13)	(62)	-	-	-	(10)	(85)
Impairment loss (see section C below)	-	(1,304)	-	-	-	(508)	(1,812)
Balance as of December 31, 2023	12,908	-	100	8,030	6,234	8,550	35,822
Accumulated Amortization:
Balance as of January 1, 2023	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Additions	(2,026)	-	-	(757)	(891)	-	(3,674)
Currency translation	29	-	-	-	-	-	29
Balance as of December 31, 2023	(4,866)	-	-	(1,987)	(1,633)	-	(8,486)
Intangible assets, net, as of December 31, 2023	8,042	-	100	6,043	4,601	8,550	27,336